Geographic areas and major customers (Sales By Geographic Region) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location	[1]	$ 107,398	$ 105,240	$ 133,753
North America [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		65,142	77,161	108,024
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		35,570	20,956	21,038
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Sales attributable based on geographic location		$ 6,686	$ 7,123	$ 4,691

[1]	Including sales to related parties in the amount of US$ 1,063 thousand, US$ 0 thousand and US$ 0 thousand in 2018, 2019 and 2020, respectively.